--------------------------------------------------------------------------------

DIRECTORS                                    OFFICERS
Barton M. Biggs                              James W. Grisham
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset  Harold J. Schaaff,
Management Inc. and Morgan Stanley Asset     Jr.
Management Limited; Managing Director,       VICE PRESIDENT
Morgan Stanley & Co. Incorporated            Joseph P. Stadler
Michael F. Klein                             VICE PRESIDENT
DIRECTOR AND PRESIDENT                       Valerie Y. Lewis
Principal, Morgan Stanley Asset Management   SECRETARY
Inc. and Morgan Stanley & Co. Incorporated   Karl O. Hartmann
John D. Barrett II                           ASSISTANT SECRETARY
Chairman and Director,                       Joanna M. Haigney
Barrett Associates, Inc.                     TREASURER
Gerard E. Jones                              Rene J. Feuerman
Partner, Richards & O'Neil LLP               ASSISTANT TREASURER
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle Trading L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EUROPEAN EQUITY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS
-------

The investment objective of the European Equity Portfolio is to seek long-term capital appreciation through investment in equity securities of European issuers. Equity securities for this purpose include stocks and stock equivalents such as securities convertible into common and preferred stocks and securities having equity characteristics, such as rights and warrants to purchase common stock.

The approach taken in selecting investments for the Portfolio is oriented to individual stock selection and is value driven. The initial step in identifying attractive undervalued securities is the screening of European databases. Stocks are screened for undervaluation on

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX(1)
--------------------------------------------------------------------------------

                                            TOTAL RETURNS(2)
                                -----------------------------------------
                                               ONE       AVERAGE ANNUAL
                                   YTD        YEAR       SINCE INCEPTION
                                ---------  -----------  -----------------
PORTFOLIO--CLASS A............      21.43%      32.58%          21.23%
PORTFOLIO--CLASS B............      21.35       32.31           24.48
INDEX--CLASS A................      23.71       35.58           19.67
INDEX--CLASS B................      23.71       35.58           25.63

1. The MSCI Europe Index is an unmanaged market value weighted index of common stocks listed on the stock exchanges of countries in Europe (includes dividends).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE MEASURED BY THE MSCI EUROPE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

two primary criteria, cash flow and book value, and three secondary criteria, earnings, sales and yield. Once stocks have been selected from this screening process, they are put through detailed fundamental analysis. Important areas covered during this in-depth study include the companies' balance sheets and cash flow, franchise, products, management and the strategic value of the assets.

For the nine month and one year periods ended September 30, 1997, the Portfolio had total returns of 21.43% and 32.58%, respectively, for the Class A shares and 21.35% and 32.31%, respectively, for the Class B shares compared to 23.71% and 35.58%, respectively, for the Morgan Stanley Capital International (MSCI) Europe Index (the "Index"). From inception on April 2, 1993 to September 30, 1997, the average annual total return for Class A shares was 21.23% compared to 19.67% for the Index. From inception on January 2, 1996 to September 30, 1997 the average annual total return for Class B shares was 24.48% compared to 25.63% for the Index.

During the third quarter the MSCI Europe Index rose 8.3% in U.S. dollar terms and 9.9% in local currency. With the exception of Switzerland and Belgium, all European markets had a strong quarter, notably Finland, driven mainly by financial stocks and very strong returns from Nokia, and Italy which, along with France and Spain, is benefiting from restructuring. Dollar strength continues to boost the large cap European exporters. Added to this we are seeing increasing liquidity throughout Continental Europe with the rapid development of an equity culture. This was highlighted strongly in July by the impact on share prices as European investors, both institutional and retail, made just a modest shift in allocation away from their traditional fixed income asset classes towards equities. European markets are also benefiting from investors switching out of the U.S. as it begins to run out of steam, and the more volatile Asian markets. Asia is a very important region for U.S. exporters, far more so than for European exporters. Approximately 25% of U.S. exports are to the region and, following the recent turmoil in Asia, this exposure will add to investors' nervousness.

Smaller cap names, particularly in Germany and France, have been hurt by sluggish domestic demand. In Germany some nervousness was evident following the collapse of talks to reform their rigid tax system, and the rising prospect of an interest rate rise. In terms of sectors, financials, boosted by the recent merger and restructuring activity in the region, electronics, engineering and transport were strong performers while construction and chemicals were weak.

Additions to the Portfolio during the quarter have centered on the U.K., where we have recently identified a number of good quality, value, companies following the market's run of under-performance earlier in the year.

Robert Sargent
PORTFOLIO MANAGER

October 1997

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1997

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
COMMON STOCKS (93.2%)
 AUSTRIA (0.9%)
         27,890    Boehler-Uddeholm AG                  $   2,344
                                                        ---------
 BELGIUM (1.0%)
         52,300    G.I.B. Holdings Ltd.                     2,697
             55    G.I.B. Holdings Ltd. VVPR (New)              3
                                                        ---------
                                                            2,700
                                                        ---------
 DENMARK (2.3%)
         50,000    BG Bank A/S                              2,861
         52,700    Unidanmark A/S, Class A
                    (Registered)                            3,408
                                                        ---------
                                                            6,269
                                                        ---------
 FINLAND (4.0%)
         68,600    Amer-Yhtymae Oy, Class A                 1,491
         48,600    Huhtamaki Oy, Series 1                   1,911
          9,125    Kone Oy, Class B                         1,181
        300,000    Merita Ltd., Class A                     1,423
        288,000    Rautaruukki Oy                           3,103
        114,150    Valmet Oyj                               1,866
                                                        ---------
                                                           10,975
                                                        ---------
 FRANCE (10.8%)
         10,800    Alcatel Alsthom                          1,436
         13,958    Banque Nationale de Paris                  703
          4,900    Bongrain                                 1,833
         22,517    Cie de Saint Gobain                      3,472
         27,000    Elf Aquitaine                            3,603
          5,483    Eridania Beghin-Say                        850
         17,400    Groupe Danone                            2,741
         48,511    Lafarge                                  3,554
         53,600    Legris Industries                        2,177
         22,800    SGS-Thompson Microelectronics N.V.       2,148
         35,600    Total, Class B                           4,073
        140,000    Usinor Sacilor                           2,829
                                                        ---------
                                                           29,419
                                                        ---------
 GERMANY (8.9%)
         53,000    BASF AG                                  1,916
         62,550    Bayer AG                                 2,488
          3,130    Buderus AG                               1,594
        101,650    Gerresheimer Glas AG                     1,357
        151,700    Lufthansa AG                             2,983
         28,320    Metro AG                                 1,303
          5,600    Plettac AG                               1,187
          3,845    Suedzucker AG                            1,939
         46,400    VEBA AG                                  2,706
          7,360    Viag AG                                  3,294
          5,000    Volkswagen AG                            3,467
                                                        ---------
                                                           24,234
                                                        ---------

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
 ITALY (6.7%)
        605,000    Editoriale L'Expresso S.p.A.         $   2,475
        409,400    Magneti Marelli S.p.A.                     779
        270,800    Marzotto (Gaetano) & Figli S.p.A.        2,863
        323,050    Mediaset S.p.A.                          1,666
      1,009,000    Sogefi S.p.A.                            2,636
        450,556    Telecom Italia S.p.A.                    3,002
      1,238,260    Telecom Italia S.p.A. Di Risp
                    (NCS)                                   4,818
                                                        ---------
                                                           18,239
                                                        ---------
 NETHERLANDS (9.6%)
        102,400    ABN Amro Holdings N.V.                   2,073
         26,100    Akzo Nobel N.V.                          4,459
        103,570    Hollandsche Beton Groep N.V.             2,133
         86,100    ING Groep N.V.                           3,953
         40,800    KLM Royal Dutch Airlines N.V.            1,425
         35,000    Koninklijke Bijenkorf Beheer N.V.        2,236
        138,380    Koninklijke KNP BT N.V.                  3,775
         41,900    Koninklijke Van Ommeren N.V.             1,764
         53,550    Philips Electronics N.V.                 4,530
                                                        ---------
                                                           26,348
                                                        ---------
 NORWAY (1.3%)
        250,000    Den Norske Bank ASA                      1,045
        130,120    Saga Petroleum A/S, Class B              2,499
                                                        ---------
                                                            3,544
                                                        ---------
 PORTUGAL (0.4%)
         53,000    Banco Totta & Acores, Class B
                    (Registered)                            1,118
                                                        ---------
 SPAIN (4.0%)
         11,518    Bodegas y Bebidas                          494
        204,000    Iberdrola                                2,508
        138,450    Telefonica de Espana                     4,350
        314,600    Uralita                                  3,646
                                                        ---------
                                                           10,998
                                                        ---------
 SWEDEN (6.0%)
         70,350    Esselte AB, Class B                      2,068
        117,500    Nordbanken AB                            4,011
         50,400    Pharmacia & Upjohn, Inc.                 1,827
         22,600    Skandia Forsakrings AB                   1,010
         43,100    S.K.F. AB, Class B                       1,255
         88,900    Sparbanken Sverige AB, Class A           2,144
         69,300    Spectra-Physics AB, Class A              2,110
         61,000    Svenska Handelsbanken, Class A           2,114
                                                        ---------
                                                           16,539
                                                        ---------
 SWITZERLAND (12.5%)
          2,440    Ascom Holdings AG (Bearer)               3,414
          1,080    Baloise Holdings, Ltd.
                    (Registered)                            1,671
          1,710    Bobst AG (Bearer)                        2,704

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
SWITZERLAND (CONTINUED)
          7,550    Forbo Holding AG (Registered)        $   2,933
          3,800    Holderbank Financiere Glarus AG,
                    Class B (Bearer)                        3,605
          4,000    Magazine Globus (Participating
                    Certificates)                           2,981
          3,830    Nestle (Registered)                      5,335
            633    Novartis AG (Registered)                   970
            600    Schindler Holding AG
                    (Participating Certificates)              707
          1,320    Schindler Holding AG (Registered)        1,643
          1,760    Schweizerische
                    Industrie-Gesellschaft Holdings
                    AG (Registered)                         2,595
          3,030    Sulzer AG (Registered)                   2,304
          7,950    Valora Holding AG                        1,692
          3,750    Zuerich Versicherung (Registered)        1,632
                                                        ---------
                                                           34,186
                                                        ---------
 UNITED KINGDOM (24.8%)
        462,134    Aggreko plc                              1,253
        262,700    Associated British Foods plc             2,297
        193,648    Bank of Scotland                         1,603
        210,500    Bass plc                                 2,839
        276,594    BAT Industries plc                       2,423
        339,100    BG plc                                   1,472
        255,900    Booker plc                               1,332
        515,800    British Telecommunications plc           3,404
         10,400    Bunzl plc                                   44
        220,150    Burmah Castrol plc                       3,929
         98,200    Charter plc                              1,312
        462,134    Christian Salvesen plc                     798
         75,050    Commercial Union plc                       974
         48,400    Courtaulds Textiles plc                    287
        483,900    Grand Metropolitan plc                   4,606
        252,800    Great Universal Stores plc               2,794
        563,900    Imperial Tobacco Group plc               3,375
        916,654    John Mowlem & Co. plc                    1,582
        460,000    Kwik Save Group plc                      2,561
        350,000    Medeva plc                               1,186
        184,400    Peninsular & Oriental Steam
                    Navigation Co.                          1,971
         98,000    Premier Farnell plc                        840
        302,900    Racal Electronic plc                     1,236
        260,632    Reckitt & Colman plc                     4,008
        451,160    Royal & Sun Alliance Insurance
                    Group plc                               4,256
        285,700    Scapa Group plc                          1,086
        359,050    Scottish Hydro-Electric plc              2,723
        167,800    Southern Electric plc                    1,266
        353,618    Tate & Lyle plc                          2,513
        111,700    Unilever plc                             3,264
        286,900    Westminster Health Care Holdings
                    plc                                     1,386
        728,600    WPP Group plc                            3,277
                                                        ---------
                                                           67,897
                                                        ---------
TOTAL COMMON STOCKS (Cost $200,584)                       254,810
                                                        ---------
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
PREFERRED STOCKS (2.6%)
 GERMANY (2.6%)
          8,263    Dyckerhoff AG                        $   2,864
         36,000    Hornbach Holding AG                      2,550
          3,200    Volkswagen AG                            1,675
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $4,926)                        7,089
                                                        ---------
TOTAL FOREIGN INVESTMENTS (95.8%) (Cost $205,510)         261,899
                                                        ---------
  FACE AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (3.5%)
 REPURCHASE AGREEMENT (3.5%)
$         9,581    Chase Securities, Inc. 5.75%,
                    dated 9/30/97, due 10/01/97, to
                    be repurchased at $9,583
                    collateralized by U.S. Treasury
                    Notes, 6.625%, due 3/31/02,
                    valued at $9,783 (Cost $9,581)          9,581
                                                        ---------
FOREIGN CURRENCY (0.2%)
     GBP    369    British Pound                              596
     FRF     34    French Franc                                 6
      NLG    65    Netherlands Guilder                         32
     ESP    798    Spanish Peseta                               5
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $640)                            639
                                                        ---------
TOTAL INVESTMENTS (99.5%) (Cost $215,731)                 272,119
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.5%)
  Other Assets                                             11,764
  Liabilities                                             (10,344)
                                                        ---------
                                                            1,420
                                                        ---------
NET ASSETS (100%)                                       $ 273,539
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                               $268,398
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 13,321,751 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $20.15
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $5,141
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 255,808 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)
                                                           $20.10
                                                        ---------
                                                        ---------

----------------------------------
NCS -- Non Convertible Shares